Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE, NET	$ 11,255,771	$ 20,148,203
Cost of revenue	13,627,203	16,031,295
GROSS PROFIT	(2,371,432)	4,116,908
Selling and marketing	448,371	193,720
General and administrative	1,800,312	2,844,154
Total operating expenses	2,248,683	3,037,874
INCOME FROM OPERATIONS	(4,620,115)	1,079,034
Other (expenses) income:
Interest expenses, net	(222,208)	(194,616)
Other (expenses) income, net	189,181	74,476
Total other expenses, net	(33,027)	(120,140)
INCOME BEFORE INCOME TAX PROVISION	(4,653,142)	958,894
PROVISION FOR INCOME TAXES	176,028	512,259
NET INCOME	(4,829,170)	446,635
Less: net income attributable to non-controlling interests	(114,789)
NET INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	(4,714,381)	446,635
Other comprehensive (loss) income:
Foreign currency translation adjustment	(875,608)	(59,682)
COMPREHENSIVE INCOME	(5,704,778)	386,953
Less: comprehensive income attributable to non-controlling interest	(97,189)
COMPREHENSIVE INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	$ (5,607,589)	$ 386,953
Net income per share
Basic (in Dollars per share)	$ (0.2)	$ 0.02
Weighted average shares used in calculating net income per share Basic (in Shares)	24,050,000	20,950,000